Payables to Sharing Partner and Assignees (Tables)	12 Months Ended
Dec. 31, 2024
Payables to Sharing Partner and Assignees [Abstract]
Summary of Payables to Sharing Partner and Assignees Within Total Liabilities

Payables to sharing partner and assignees within total liabilities in the consolidated balance sheets as of December 31, 2024 and 2023 are analyzed as follows:

	Payable to sharing partner	Payable to Assignee A (Note 3)	Payable to Assignee B	Total
January 1, 2023	1,260,874	-	-	1,260,874
Proceeds	-	779,019	623,215	1,402,234
Interest cost	1,364,659	4,833	3,954	1,373,446
Interest paid	(1,423,179)	-	-	(1,423,179)
December 31, 2023	1,202,354	783,852	627,169	2,613,375
Less: Current liabilities	(230,265)	(783,852)	(627,169)	(1,641,286)
Non-current liabilities	972,089	-	-	972,089
January 1, 2024	1,202,354	783,852	627,169	2,613,375
Interest cost	1,760,591	77,117	63,097	1,900,805
Interest paid	(1,670,051)	(21,058)	(16,847)	(1,707,956)
Repayments	-	(779,019)	(623,215)	(1,402,234)
December 31, 2024	1,292,894	60,892	50,204	1,403,990
Less: Current liabilities	(1,292,894)	(60,892)	(50,204)	(1,403,990)
Non-current liabilities	-	-	-	-